Average Annual Total Returns - TCW Select Equities Fund	Mar. 01, 2021
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%	[1]
5 Years	21.00%	[1]
10 Years	17.21%	[1]
Class I
Average Annual Return:
1 Year	39.33%
5 Years	18.79%
10 Years	16.04%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	37.12%
5 Years	15.59%
10 Years	14.06%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	24.85%
5 Years	14.23%
10 Years	12.91%
Class N
Average Annual Return:
1 Year	39.01%
5 Years	18.51%
10 Years	15.74%

[1]	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.